Assets Measured at Fair Value on a Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 221	[1]	$ 241	[1]
Other assets	126	[2]	6	[2]
Total assets	347		247
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	178	[1]	188	[1]
Other assets	126	[2]	6	[2]
Total assets	304		194
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	43	[1]	53	[1]
Total assets	$ 43		$ 53

[1]	During the years ended Dec. 31, 2011 and 2010, the fair value of these loans was reduced $32 million and $15 million, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.
[2]	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or market value.